Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Balanced Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.47% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.47%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 48

3 years	$ 151

5 years	$ 263

10 years	$ 591
Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493
Supplement to the
Fidelity® Low‑Priced Stock Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.90% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.91%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 93

3 years	$ 290

5 years	$ 504

10 years	$ 1,120
Supplement to the
Fidelity® Low‑Priced Stock Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.82% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.83%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 85

3 years	$ 265

5 years	$ 460

10 years	$ 1,025
Supplement to the
Fidelity® Puritan® Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.47% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.47%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 48

3 years	$ 151

5 years	$ 263

10 years	$ 591
Supplement to the
Fidelity® Puritan® Fund
Class K
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493
Supplement to the
Fidelity® Value Discovery Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.69%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
Supplement to the
Fidelity® Value Discovery Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.60%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 61

3 years	$ 192

5 years	$ 335

10 years	$ 750

Fidelity Balanced Fund | Fidelity Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Balanced Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.47% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.47%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 48

3 years	$ 151

5 years	$ 263

10 years	$ 591

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Balanced Fund | Fidelity Balanced Fund | Fidelity Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.47%
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	$ 591
K | Fidelity Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Balanced Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.39%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493
Fidelity Low-Priced Stock Fund | Fidelity Low-Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Low‑Priced Stock Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.90% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.91%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 93

3 years	$ 290

5 years	$ 504

10 years	$ 1,120

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Low-Priced Stock Fund | Fidelity Low-Priced Stock Fund | Fidelity Low-Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.90%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	$ 1,120
K | Fidelity Low-Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Low‑Priced Stock Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.82% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.83%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 85

3 years	$ 265

5 years	$ 460

10 years	$ 1,025

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Low-Priced Stock Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.82%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	$ 1,025
Fidelity Puritan Fund | Fidelity Puritan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Puritan® Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.47% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.47%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 48

3 years	$ 151

5 years	$ 263

10 years	$ 591

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Puritan Fund | Fidelity Puritan Fund | Fidelity Puritan Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.47%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.47%
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	$ 591
K | Fidelity Puritan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Puritan® Fund
Class K
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Puritan Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.39%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493
Fidelity Value Discovery Fund | Fidelity Value Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Value Discovery Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.69%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Value Discovery Fund | Fidelity Value Discovery Fund | Fidelity Value Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.69%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
K | Fidelity Value Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Value Discovery Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.60%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 61

3 years	$ 192

5 years	$ 335

10 years	$ 750

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Value Discovery Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.60%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	$ 750

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
[4]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[7]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[8]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.